OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Lease	$ 330,039
Non- lease	375,760
Total	705,799	$ 656,070	$ 460,023
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	299,946
Non- lease	0
Total	299,946	331,469	233,007
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	30,093
Non- lease	374,091
Total	404,184	322,804	225,769
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non- lease	1,669
Total	$ 1,669	$ 1,797	$ 1,247